FINANCIAL RISK MANAGEMENT - Letters Of Credit And Guarantees (Details) - CAD ($) $ in Millions	Mar. 31, 2019	Mar. 31, 2018
Disclosure of notes and other explanatory information [Abstract]
Advance payment	$ 44.7	$ 56.7
Contract performance	42.3	39.6
Lease obligations	39.9	36.2
Financial obligations	76.9	88.7
Other	1.2	2.2
Letters of credit and guarantees, net	$ 205.0	$ 223.4